Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 62,192	€ 60,302
Disposals		(113)
Currency translation differences	(4,140)	1,044
Property, plant and equipment - end of the year	53,943	62,192	€ 60,302
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,246	1,101	1,263
Increases for which is ongoing the determination of proved reserves	408	368	235
Amounts previously capitalized and expensed in the year	(226)	(183)	(61)
Reclassification to successful exploratory wells following the estimation of proved reserves	(48)	(46)	(297)
Disposals		(15)	(6)
Changes in the scope of consolidation			(58)
Reclassification to assets held for sale			(24)
Currency translation differences	(112)	21	49
Property, plant and equipment - end of the year	€ 1,268	€ 1,246	€ 1,101